Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Schedule of warrants outstanding and exercisable

	Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual	Exercise	Number	Exercise
Year Issued	Outstanding	Life	Price	Exercisable	Price
		(in years)	(per share)		(per share)
2018	6	0.2	384.00	6	384.00
2019	14	0.8	275.20	14	275.20
2022	40	4.4	15.20	40	15.20
2023	130	4.6	12.00	130	12.00
	190	4.1	$43.20	190	$43.20